S000001578 [Member] Expense Example - Conservative Strategy Fund	Oct. 31, 2025 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,936
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,382
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	960
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,146
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	2,471
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,389
Class R1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,378